6. Commitments and Contingencies (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease commitment 2016	$ 94,236
Lease commitment 2017	31,720
Lease commitment thereafter	$ 0